UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2010
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 65.7%
Technology Hardware & Equipment - 7.7%
Apple, Inc. (a)	3,761	$982,072
Cisco Systems, Inc. (a)	25,875	696,555
EMC Corporation (a)	15,000	285,150
Hewlett-Packard Company	14,977	778,355
International Business Machines Corporation	8,894	1,147,326
NETGEAR, Inc. (a)	11,362	307,456
		4,196,914
Capital Goods - 6.5%
3M Company	7,165	635,320
ABB Ltd. American Depositary Receipt (a)(b)	8,940	171,290
Donaldson Company, Inc.	8,268	382,808
Emerson Electric Company	8,844	461,922
Koninklijke Philips Electronics N.V. American Depositary Receipt (b)	5,806	193,572
Lincoln Electric Holdings, Inc.	4,604	275,964
Pentair, Inc.	8,917	322,439
Quanta Services, Inc. (a)	9,600	193,248
Thomas & Betts Corporation (a)	8,574	359,594
W.W. Grainger, Inc.	4,900	541,646
		3,537,803
Renewable Energy & Energy Efficiency - 6.1%
American Superconductor Corporation (a)	8,282	241,669
Applied Materials, Inc.	12,712	175,171
Ballard Power Systems, Inc. (a)	114,059	268,039
Cree, Inc. (a)	2,431	177,973
First Solar, Inc. (a)	2,015	289,253
GT Solar International, Inc. (a)	35,184	205,123
International Rectifier Corporation (a)	21,000	483,420
Itron, Inc. (a)	3,720	296,149
Johnson Controls, Inc.	9,530	320,113
OM Group, Inc. (a)	8,600	324,650
Ormat Technologies, Inc.	7,800	248,508
Suntech Power Holdings Company Ltd. American Depository Receipt (a)(b)	19,348	263,133
		3,293,201
Healthcare Equipment & Services - 4.8%
Becton, Dickinson and Company	9,384	716,656
Fresenius Medical Care AG & Company KGaA American Depositary Receipt (b)	5,850	315,549
Hologic, Inc. (a)	14,950	267,156
Medtronic, Inc.	12,250	535,202
UnitedHealth Group, Inc.	15,180	460,106
Zimmer Holdings, Inc. (a)	4,982	303,454
		2,598,123
Pharmaceuticals & Biotechnology - 4.6%
Amgen, Inc. (a)	6,317	362,343
GlaxoSmithKline plc American Depositary Receipt (b)	9,578	357,164
Johnson & Johnson	13,640	877,052
Teva Pharmaceutical Industries Ltd. American Depositary Receipt (b)	11,485	674,514
Waters Corporation (a)	3,399	244,694
		2,515,767
Diversified Financials - 4.1%
American Express Company	8,363	385,701

Bank of America Corporation	27,477	$489,915
Goldman Sachs Group, Inc. (The)	3,935	571,362
JPMorgan Chase & Company	18,177	773,977
		2,220,955
Insurance - 3.9%
Aflac, Inc.	4,500	229,320
Chubb Corporation	4,457	235,641
Hartford Financial Services Group, Inc. (The)	7,224	206,390
HCC Insurance Holdings, Inc.	14,000	380,660
Horace Mann Educators Corporation	25,562	439,922
Lincoln National Corporation	5,610	171,610
Progressive Corporation (The)	23,500	472,115
		2,135,658
Materials - 3.3%
Air Products & Chemicals, Inc.	7,239	555,810
Minerals Technologies, Inc.	16,541	954,416
Sonoco Products Company	8,176	270,871
		1,781,097
Semiconductors - 2.8%
Analog Devices, Inc.	5,977	178,892
Intel Corporation	45,129	1,030,295
Texas Instruments, Inc.	12,400	322,524
		1,531,711
Transportation - 2.8%
Canadian Pacific Railway Ltd.	4,000	235,440
Expeditors International of Washington, Inc.	4,971	202,519
United Parcel Service, Inc., Class B	15,393	1,064,272
		1,502,231
Software & Services - 2.8%
Google, Inc., Class A (a)	576	302,653
Microsoft Corporation	13,040	398,242
Oracle Corporation	30,798	795,820
		1,496,715
Food & Beverage - 2.7%
General Mills, Inc.	16,900	1,202,942
J. M. Smucker Company (The)	4,424	270,174
		1,473,116
Banks - 2.6%
Barclays PLC American Depositary Receipt (b)	7,838	160,052
Royal Bank of Canada	3,236	195,843
SVB Financial Group (a)	3,944	194,163
Wells Fargo & Company	25,345	839,173
		1,389,231
Food & Staples Retailing - 2.3%
Costco Wholesale Corporation	10,840	640,427
Sysco Corporation	18,635	587,748
		1,228,175
Telecommunication Services - 2.0%
AT&T, Inc.	30,475	794,179
Telefonica S.A. American Depositary Receipt (b)	4,716	319,650
		1,113,829
Consumer Services - 1.8%
Panera Bread Company, Class A (a)	6,123	477,227
Starbucks Corporation	11,147	289,599
Starwood Hotels & Resorts Worldwide, Inc.	4,157	226,598
		993,424

Media - 1.4%
John Wiley & Sons, Inc., Class A	9,249	$390,955
McGraw-Hill Companies, Inc. (The)	11,816	398,436
		789,391
Consumer Durables & Apparel - 1.4%
Deckers Outdoor Corporation (a)	1,477	207,637
Jarden Corporation	9,854	316,510
Timberland Company (The), Class A (a)	11,000	236,500
		760,647
Retailing - 0.7%
Nordstrom, Inc.	4,493	185,696
Tiffany & Company	3,824	185,387
		371,083
Healthy Living - 0.6%
Whole Foods Market, Inc. (a)	7,922	309,116

Commercial & Professional Services - 0.5%
Interface, Inc., Class A	20,646	270,050

Household & Personal Products - 0.3%
Church & Dwight Company, Inc.	2,678	185,451

Total Common Stocks (Cost $31,147,133)		35,693,688

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS & NOTES - 22.5%
Diversified Financials - 6.9%
Goldman Sachs Group, Inc. (The) 6.60%, due 1/15/12	$500,000	533,113
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,002,595
JPMorgan Chase & Company 4.60%, due 1/17/11	500,000	514,004
JPMorgan Chase & Company 4.50%, due 1/15/12	500,000	526,396
SLM Corporation 4.00%, due 7/25/14(c)	1,235,000	1,151,316
		3,727,424
Telecommunication Services - 5.0%
AT&T Corporation 7.30%, due 11/15/11(d)	1,000,000	1,091,233
BellSouth Corporation 4.75%, due 11/15/12	500,000	534,339
France Telecom S.A. 7.75%, due 3/1/11(b)(d)	500,000	528,323
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	546,776
		2,700,671
Pharmaceuticals & Biotechnology - 3.1%
Abbott Laboratories 5.60%, due 11/30/17	500,000	563,113
Amgen, Inc. 4.85%, due 11/18/14	500,000	546,830
Wyeth 5.50%, due 3/15/13(d)	500,000	550,178
		1,660,121
Technology Hardware & Equipment - 1.9%
Xerox Corporation 7.625%, due 6/15/13	1,000,000	1,025,401

Healthcare Equipment & Services - 1.6%
Aetna, Inc. 5.75%, due 6/15/11	$595,000	$623,394
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	268,223
		891,617

Renewable Energy & Energy Efficiency - 1.0%
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	545,625

Software & Services - 0.9%
Oracle Corporation 5.00%, due 1/15/11	500,000	515,367

Real Estate - 0.9%
Simon Property Group LP 4.875%, due 8/15/10	500,000	504,053

Automobiles & Components - 0.9%
Toyota Motor Credit Corporation 5.50%, due 7/25/17(b)(d)	500,000	503,291

Consumer Durables & Apparel - 0.3%
Newell Rubbermaid, Inc. 4.00%, due 5/1/10	141,000	141,000

Total Corporate Bonds & Notes (Cost $11,829,336)		12,214,570

U.S. GOVERNMENT AGENCIES - 8.8%
Fannie Mae Pool 5.50%, due 3/1/12	60,918	62,534
Federal Farm Credit Bank 4.50%, due 10/25/11	500,000	527,216
Federal Farm Credit Bank 3.40%, due 4/22/16	500,000	500,155
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	575,146
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,060,284
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	553,651
Federal Home Loan Mortgage Corporation 2.00%, due 11/15/14(d)	500,000	502,903
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	495,168
Federal National Mortgage Association 3.00%, due 4/15/15	500,000	505,654

Total U.S. Government Agencies (Cost $4,686,187)		4,782,711

CERTIFICATES OF DEPOSIT - 0.4%
Self Help Credit Union Environmental Certificate of Deposit 3.40%, due 8/8/10	$95,000	$95,025
Shorebank Pacific Time Deposit Receipt 3.75%, due 8/8/11	95,000	95,000

Total Certificates Of Deposit (Cost $190,025)		190,025

SHORT-TERM OBLIGATION - 2.3%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 04/30/10, due 05/03/10, proceeds $1,252,542 (collateralized by Fannie Mae, 4.00%, due 11/25/2039, value $1,278,027) (Cost $1,252,541)		1,252,541

TOTAL INVESTMENTS (e) - 99.7% (Cost $49,105,222)		54,133,535
Other Assets Less Liabilities - 0.3%		178,972

NET ASSETS -100.0%		$54,312,507

(a) Non-income producing security.

(b) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(c) Floating rate bond. Rate shown is currently in effect at April 30, 2010.

(d) Step rate bond. Rate shown is currently in effect at April 30, 2010.

(e)  The cost of investments for federal income tax purposes is $49,126,259 resulting in gross unrealized appreciation and depreciation of $6,444,689 and $1,437,413 respectively, or net unrealized appreciation of $5,007,276.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2010
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.9%
Technology Hardware & Equipment - 11.9%
Adaptec, Inc. (a)	800	$2,472
ADC Telecommunications, Inc. (a)	1,000	8,010
Arrow Electronics, Inc. (a)	1,050	32,025
Cisco Systems, Inc. (a)	52,133	1,403,420
Corning, Inc.	14,083	271,098
Dell, Inc. (a)	17,754	287,260
Echelon Corporation (a)	282	2,665
EMC Corporation (a)	18,510	351,875
Hewlett-Packard Company	21,347	1,109,404
Imation Corporation (a)	300	3,252
International Business Machines Corporation	11,828	1,525,812
Lexmark International, Inc. (a)	700	25,935
Molex, Inc.	733	16,426
NetApp, Inc. (a)	3,137	108,760
Palm, Inc. (a)	1,576	9,141
Plantronics, Inc.	400	13,280
Polycom, Inc. (a)	800	26,040
QUALCOMM, Inc.	15,114	585,516
Seagate Technology (a)	4,447	81,691
Tellabs, Inc.	3,167	28,756
Xerox Corporation	11,873	129,416
		6,022,254
Software & Services - 10.0%
Adobe Systems, Inc. (a)	4,795	161,064
Advent Software, Inc. (a)	294	13,283
Autodesk, Inc. (a)	2,050	69,720
Automatic Data Processing, Inc.	4,592	199,109
BMC Software, Inc. (a)	1,700	66,912
Compuware Corporation (a)	2,208	18,989
Convergys Corporation (a)	1,100	13,904
eBay, Inc. (a)	11,860	282,387
Electronic Arts, Inc. (a)	3,008	58,265
Factset Research Systems, Inc.	344	25,876
Google, Inc., Class A (a)	2,171	1,140,730
Microsoft Corporation	79,896	2,440,024
Novell, Inc. (a)	3,000	16,830
Paychex, Inc.	3,391	103,765
Red Hat, Inc. (a)	1,340	40,026
Salesforce.com, Inc. (a)	857	73,359
Symantec Corporation (a)	7,489	125,590
Yahoo!, Inc. (a)	12,799	211,567
		5,061,400
Pharmaceuticals & Biotechnology - 8.8%
Affymetrix, Inc. (a)	500	3,470
Allergan, Inc.	2,780	177,058
Amgen, Inc. (a)	9,043	518,707
Amylin Pharmaceuticals, Inc. (a)	1,421	29,329
Biogen Idec, Inc. (a)	2,480	132,060
Cubist Pharmaceuticals, Inc. (a)	439	9,842
Dionex Corporation (a)	150	12,236
Endo Pharmaceuticals Holdings, Inc. (a)	1,020	22,338

Genzyme Corporation (a)	2,452	$130,544
Gilead Sciences, Inc. (a)	8,167	323,985
Illumina, Inc. (a)	1,124	47,062
Johnson & Johnson	25,267	1,624,668
Life Technologies Corporation (a)	1,632	89,287
Merck & Company, Inc.	28,352	993,454
Millipore Corporation (a)	500	53,075
Techne Corporation	350	23,188
Thermo Fisher Scientific, Inc. (a)	3,771	208,461
Waters Corporation (a)	900	64,791
		4,463,555
Banks - 6.6%
Bank of Hawaii Corporation	431	22,791
BB&T Corporation	6,215	206,587
Cathay General Bancorp	595	7,360
Comerica, Inc.	1,556	65,352
Fifth Third Bancorp	7,066	105,354
First Horizon National Corporation (a)	2,027	28,682
Heartland Financial USA, Inc.	100	1,911
Hudson City Bancorp, Inc.	4,912	65,330
Keycorp	8,118	73,224
M&T Bank Corporation	1,095	95,648
NewAlliance Bancshares, Inc.	1,000	13,030
People's United Financial, Inc.	3,441	53,439
PNC Financial Services Group, Inc.	4,734	318,172
Popular, Inc. (a)	5,398	21,268
Regions Financial Corporation	10,505	92,864
SunTrust Banks, Inc.	4,502	133,259
Synovus Financial Corporation	4,580	13,786
U.S. Bancorp	17,240	461,515
Umpqua Holdings Corporation	988	14,761
Wells Fargo & Company	47,177	1,562,031
		3,356,364
Retailing - 6.4%
Amazon.com, Inc. (a)	3,018	413,647
AutoZone, Inc. (a)	346	64,013
Bed Bath & Beyond, Inc. (a)	2,434	111,867
Best Buy Company, Inc.	3,759	171,410
Carmax, Inc. (a)	1,968	48,354
Charming Shoppes, Inc. (a)	800	4,520
Family Dollar Stores, Inc.	1,265	50,043
Foot Locker, Inc.	1,300	19,955
Gap, Inc. (The)	4,868	120,386
Genuine Parts Company	1,491	63,815
Home Depot, Inc.	15,346	540,946
J.C. Penney Company, Inc.	2,134	62,249
Kohl's Corporation (a)	2,747	151,058
Limited Brands, Inc.	2,876	77,077
Lowe's Companies, Inc.	13,271	359,909
Men's Wearhouse, Inc. (The)	500	11,815
Netflix, Inc. (a)	526	51,953
Nordstrom, Inc.	2,057	85,016
Office Depot, Inc. (a)	2,500	17,150
Pep Boys - Manny, Moe & Jack (The)	300	3,759
RadioShack Corporation	1,200	25,860
Staples, Inc.	6,530	153,651
Target Corporation	6,850	389,559
Tiffany & Company	1,073	52,019
TJX Companies, Inc.	3,828	177,390
		3,227,421
Household & Personal Products - 5.3%
Alberto-Culver Company	992	28,570

Avon Products, Inc.	3,991	$129,029
Church & Dwight Company, Inc.	634	43,904
Clorox Company	1,290	83,463
Colgate-Palmolive Company	4,584	385,514
Estee Lauder Companies, Inc. (The), Class A	1,099	72,446
Kimberly-Clark Corporation	3,837	235,055
Nu Skin Enterprises, Inc., Class A	500	15,030
Procter & Gamble Company	26,691	1,659,113
WD-40 Company	103	3,629
		2,655,753
Energy - 5.2%
Apache Corporation	3,069	312,302
Cameron International Corporation (a)	2,205	87,009
Chesapeake Energy Corporation	5,781	137,588
Clean Energy Fuels Corporation (a)	200	3,524
Devon Energy Corporation	4,025	271,003
Diamond Offshore Drilling, Inc.	655	51,811
EOG Resources, Inc.	2,328	261,015
Helmerich & Payne, Inc.	953	38,711
Hess Corporation	2,997	190,459
National Oilwell Varco, Inc.	3,774	166,169
Newfield Exploration Company (a)	1,226	71,341
Noble Energy, Inc.	1,620	123,768
Pioneer Natural Resources Company	1,100	70,543
Quicksilver Resources, Inc. (a)	609	8,447
Smith International, Inc.	2,219	105,979
Southwestern Energy Company (a)	3,210	127,373
Spectra Energy Corporation	5,794	135,232
Ultra Petroleum Corporation (a)	1,339	63,964
Williams Companies, Inc.	5,375	126,904
XTO Energy, Inc.	5,356	254,517
		2,607,659
Healthcare Equipment & Services - 5.0%
Baxter International, Inc.	5,487	259,096
Beckman Coulter, Inc.	636	39,686
Becton, Dickinson and Company	2,165	165,341
Cerner Corporation (a)	770	65,381
CIGNA Corporation	2,533	81,208
Cross Country Healthcare, Inc. (a)	200	2,004
Edwards Lifesciences Corporation (a)	500	51,540
Gen-Probe, Inc. (a)	491	23,269
Health Management Associates, Inc., Class A (a)	2,200	20,504
Henry Schein, Inc. (a)	776	46,925
Hill-Rom Holdings, Inc.	600	19,026
Hospira, Inc. (a)	1,509	81,169
Humana, Inc. (a)	1,493	68,260
Idexx Laboratories, Inc. (a)	538	35,583
Intuitive Surgical, Inc. (a)	354	127,638
Invacare Corporation	300	7,929
McKesson Corporation	2,434	157,748
Medtronic, Inc.	10,053	439,216
Molina Healthcare, Inc. (a)	100	2,917
Patterson Companies, Inc.	1,155	36,948
Quest Diagnostics, Inc.	1,690	96,600
St. Jude Medical, Inc. (a)	2,928	119,521
Stryker Corporation	2,683	154,112
Varian Medical Systems, Inc. (a)	1,089	61,398
WellPoint, Inc. (a)	4,083	219,665
Zimmer Holdings, Inc. (a)	2,007	122,246
		2,504,930
Capital Goods - 4.8%
3M Company	6,435	570,591

A.O. Smith Corporation	252	$13,011
AMETEK, Inc.	918	39,703
Apogee Enterprises, Inc.	300	4,122
Baldor Electric Company	400	15,364
Brady Corporation, Class A	450	15,462
CLARCOR, Inc.	450	17,019
Cooper Industries Ltd., Class A	1,552	76,203
Cummins, Inc.	1,811	130,808
Deere & Company	3,826	228,871
Donaldson Company, Inc.	712	32,966
EMCOR Group, Inc. (a)	600	17,136
Emerson Electric Company	6,852	357,880
Fastenal Company	1,314	71,863
Gardner Denver, Inc.	464	23,335
General Cable Corporation (a)	450	12,856
Graco, Inc.	554	19,213
Granite Construction, Inc.	429	14,419
Hubbell, Inc., Class B	500	23,235
Illinois Tool Works, Inc.	4,529	231,432
Kadant, Inc. (a)	100	2,001
Lincoln Electric Holdings, Inc.	421	25,235
Masco Corporation	3,300	53,559
Nordson Corporation	263	18,889
Owens Corning (a)	1,270	44,171
Pall Corporation	1,050	40,939
Quanta Services, Inc. (a)	1,811	36,455
Rockwell Automation, Inc.	1,294	78,572
Simpson Manufacturing Company, Inc.	300	10,197
Spirit Aerosystems Holdings, Inc. (a)	900	19,962
SPX Corporation	490	34,241
Tennant Company	150	5,173
Thomas & Betts Corporation (a)	521	21,851
Timken Company	948	33,351
W.W. Grainger, Inc.	693	76,604
Westinghouse Air Brake Technologies Corporation	429	20,412
		2,437,101
Diversified Financials - 4.6%
American Express Company	10,901	502,754
Bank of New York Mellon Corporation (The)	11,054	344,111
BlackRock, Inc.	423	77,832
Capital One Financial Corporation	4,080	177,113
Charles Schwab Corporation (The)	10,931	210,859
CME Group, Inc.	618	202,957
Franklin Resources, Inc.	1,546	178,779
Invesco Ltd.	3,811	87,615
Medallion Financial Corporation	100	800
Northern Trust Corporation	2,168	119,197
NYSE Euronext	2,456	80,139
PHH Corporation (a)	500	11,345
State Street Corporation	4,521	196,664
T. Rowe Price Group, Inc.	2,398	137,909
TradeStation Group, Inc. (a)	200	1,672
		2,329,746
Food & Beverage - 4.6%
Campbell Soup Company	2,374	85,132
Darling International, Inc. (a)	552	5,238
Dean Foods Company (a)	1,664	26,125
Flowers Foods, Inc.	953	25,121
General Mills, Inc.	2,972	211,547
Green Mountain Coffee Roasters, Inc. (a)	385	27,974
H.J. Heinz Company	2,837	132,970
J. M. Smucker Company (The)	1,039	63,452
Kellogg Company	2,655	145,866

Kraft Foods, Inc., Class A	15,688	$464,365
McCormick & Company, Inc.	1,150	45,505
PepsiCo, Inc.	14,841	967,930
Sara Lee Corporation	6,398	90,980
Tootsie Roll Industries, Inc.	224	5,958
		2,298,163
Semiconductors - 3.7%
Advanced Micro Devices, Inc. (a)	6,183	56,018
Analog Devices, Inc.	2,661	79,644
Entegris, Inc. (a)	800	4,952
Intel Corporation	50,634	1,155,974
Lam Research Corporation (a)	1,075	43,591
LSI Corporation (a)	5,700	34,314
Micron Technology, Inc. (a)	7,572	70,798
National Semiconductor Corporation	2,219	32,797
Novellus Systems, Inc. (a)	900	23,580
Texas Instruments, Inc.	11,260	292,873
Xilinx, Inc.	2,423	62,465
		1,857,006
Transportation - 3.1%
AMR Corporation (a)	2,755	20,332
Arkansas Best Corporation	200	6,092
C.H. Robinson Worldwide, Inc.	1,517	91,475
Continental Airlines, Inc., Class B (a)	1,223	27,334
CSX Corporation	3,583	200,827
Expeditors International of Washington, Inc.	1,965	80,054
FedEx Corporation	2,820	253,828
Genesee & Wyoming, Inc., Class A (a)	330	12,903
J.B. Hunt Transport Services, Inc.	907	33,432
JetBlue Airways Corporation (a)	2,453	13,713
Kansas City Southern (a)	953	38,644
Norfolk Southern Corporation	3,354	198,993
Ryder System, Inc.	500	23,260
Southwest Airlines Company	6,912	91,100
United Parcel Service, Inc., Class B	6,484	448,304
		1,540,291
Materials - 2.6%
Air Products & Chemicals, Inc.	1,899	145,805
Airgas, Inc.	577	36,611
Alcoa, Inc.	9,186	123,460
Bemis Company, Inc.	892	27,126
Calgon Carbon Corporation (a)	400	6,200
Domtar Corporation (a)	408	28,903
Ecolab, Inc.	2,202	107,546
H.B. Fuller Company	400	9,380
Horsehead Holding Corporation (a)	313	3,718
Lubrizol Corporation	610	55,107
MeadWestvaco Corporation	1,550	42,113
Minerals Technologies, Inc.	150	8,655
Nalco Holding Company	1,300	32,149
Nucor Corporation	2,874	130,250
Praxair, Inc.	2,828	236,901
Rock-Tenn Company, Class A	291	15,016
Schnitzer Steel Industries, Inc., Class A	192	10,368
Sealed Air Corporation	1,400	30,100
Sigma-Aldrich Corporation	1,129	66,950
Sonoco Products Company	901	29,850
Valspar Corporation	900	28,188
Wausau Paper Corporation (a)	442	3,912
Weyerhaeuser Company	1,976	97,851
Worthington Industries, Inc.	889	14,197
		1,290,356

Food & Staples Retailing - 2.5%
Costco Wholesale Corporation	3,977	$234,961
CVS Caremark Corporation	12,632	466,500
Safeway, Inc.	3,755	88,618
Sysco Corporation	5,386	169,874
Walgreen Company	8,950	314,593
		1,274,546
Insurance - 2.3%
Aflac, Inc.	4,269	217,548
Chubb Corporation	3,022	159,773
Cincinnati Financial Corporation	1,470	41,748
Erie Indemnity Company	429	19,867
Hartford Financial Services Group, Inc. (The)	3,995	114,137
Lincoln National Corporation	2,787	85,254
Phoenix Companies, Inc. (The) (a)	1,000	3,230
Principal Financial Group, Inc.	2,846	83,160
Progressive Corporation (The)	6,096	122,469
StanCorp Financial Group, Inc.	420	18,883
Travelers Companies, Inc. (The)	4,724	239,696
Unum Group	3,115	76,224
Wesco Financial Corporation	10	3,791
		1,185,780
Telecommunication Services - 2.1%
Frontier Communications Corporation	2,900	23,084
Leap Wireless International, Inc. (a)	482	8,830
MetroPCS Communications, Inc. (a)	2,678	20,433
Qwest Communications International, Inc.	15,410	80,594
Sprint Nextel Corporation (a)	26,429	112,323
Verizon Communications, Inc.	25,930	749,118
Windstream Corporation	4,017	44,388
		1,038,770
Consumer Services - 2.0%
Capella Education Company (a)	128	11,599
Choice Hotels International, Inc.	638	23,166
Darden Restaurants, Inc.	1,216	54,416
DeVry, Inc.	674	42,051
Jack in the Box, Inc. (a)	521	12,254
McDonald's Corporation	9,814	692,770
Peet's Coffee & Tea, Inc. (a)	122	4,834
Starbucks Corporation	6,826	177,339
		1,018,429
Consumer Durables & Apparel - 1.9%
Coach, Inc.	2,826	117,986
Deckers Outdoor Corporation (a)	100	14,058
Eastman Kodak Company (a)	2,434	14,896
Garmin Ltd.	1,317	49,229
Harman International Industries, Inc. (a)	627	24,754
KB Home	941	17,437
Leggett & Platt, Inc.	1,400	34,342
Liz Claiborne, Inc. (a)	900	7,866
Mattel, Inc.	3,362	77,494
NIKE, Inc., Class B	2,695	204,577
Phillips-Van Heusen Corporation	500	31,505
Pulte Homes, Inc. (a)	3,535	46,273
Snap-On, Inc.	500	24,090
Stanley Works (The)	1,403	87,196
Timberland Company (The), Class A (a)	400	8,600
Tupperware Brands Corporation	600	30,642
Under Armour, Inc., Class A (a)	250	8,438
VF Corporation	1,031	89,099

Whirlpool Corporation	679	$73,923
		962,405
Media - 1.8%
Discovery Communications, Inc., Class A (a)	1,203	46,556
John Wiley & Sons, Inc., Class A	436	18,430
New York Times Company (The), Class A (a)	1,313	13,025
Omnicom Group, Inc.	2,898	123,629
Scholastic Corporation	200	5,402
Virgin Media, Inc.	3,157	55,532
Walt Disney Company (The)	17,635	649,673
Washington Post Company (The), Class B	25	12,679
		924,926
Utilities - 1.5%
AGL Resources, Inc.	700	27,657
Alliant Energy Corporation	1,000	34,200
Atmos Energy Corporation	800	23,664
Avista Corporation	500	10,815
Cleco Corporation	500	13,700
Consolidated Edison, Inc.	2,566	115,983
Energen Corporation	649	31,717
EQT Corporation	1,250	54,362
IDACORP, Inc.	400	14,432
MGE Energy, Inc.	201	7,389
National Fuel Gas Company	750	39,015
New Jersey Resources Corporation	400	15,092
Nicor, Inc.	400	17,404
NiSource, Inc.	2,500	40,750
Northeast Utilities	1,619	44,992
Northwest Natural Gas Company	243	11,516
NSTAR	978	35,795
OGE Energy Corporation	812	33,601
Pepco Holdings, Inc.	1,954	32,710
Piedmont Natural Gas Company, Inc.	630	17,325
Portland General Electric Company	815	16,202
Questar Corporation	1,559	74,754
UGI Corporation	974	26,775
WGL Holdings, Inc.	450	16,083
		755,933
Renewable Energy & Energy Efficiency - 1.3%
American Superconductor Corporation (a)	372	10,855
Applied Materials, Inc.	12,433	171,327
Calpine Corporation (a)	2,973	40,522
Cree, Inc. (a)	985	72,112
Energy Conversion Devices, Inc. (a)	450	3,204
First Solar, Inc. (a)	575	82,541
ITC Holdings Corporation	443	24,732
Itron, Inc. (a)	411	32,720
Johnson Controls, Inc.	6,183	207,687
Ormat Technologies, Inc.	164	5,225
SunPower Corporation, Class A (a)	538	8,904
Zoltek Companies, Inc. (a)	250	2,460
		662,289
Real Estate - 0.7%
AMB Property Corporation	1,295	36,079
Boston Properties, Inc.	1,285	101,335
CB Richard Ellis Group, Inc., Class A (a)	2,574	44,582
Forest City Enterprises, Inc., Class A (a)	1,339	20,688
Jones Lang LaSalle, Inc.	422	33,287
Liberty Property Trust	1,110	37,529
ProLogis	4,234	55,762

Regency Centers Corporation	809	$33,209
		362,471
Commercial & Professional Services - 0.7%
Avery Dennison Corporation	1,016	39,654
Deluxe Corporation	450	9,437
Herman Miller, Inc.	500	10,610
HNI Corporation	400	12,416
Interface, Inc., Class A	400	5,232
Kelly Services, Inc. (a)	200	3,216
Knoll, Inc.	420	5,872
Manpower, Inc.	723	40,560
Monster Worldwide, Inc. (a)	1,150	20,045
Pitney Bowes, Inc.	1,827	46,406
R.R. Donnelley & Sons Company	1,850	39,756
Robert Half International, Inc.	1,400	38,332
Steelcase, Inc.	500	4,105
Stericycle, Inc. (a)	766	45,117
Team, Inc. (a)	100	1,740
Tetra Tech, Inc. (a)	552	13,441
		335,939
Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	995	43,123
Harley-Davidson, Inc.	2,166	73,276
Modine Manufacturing Company (a)	200	2,802
WABCO Holdings, Inc. (a)	564	18,719
		137,920
Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (a)	350	6,923
United Natural Foods, Inc. (a)	400	12,276
Whole Foods Market, Inc. (a)	1,570	61,261
		80,460

Total Securities (Cost $47,542,529)		50,391,867

SHORT-TERM OBLIGATION - 0.1%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 04/30/10, due 05/03/10, proceeds $53,094 (collateralized by Fannie Mae, 4.00%, due 11/25/2039, value $56,801) (Cost $53,094)		53,094

TOTAL INVESTMENTS (b) - 100.0% (Cost $47,595,623)		50,444,961
Other Assets Less Liabilities - 0.0%		10,485

NET ASSETS -100.0%		$50,455,446

(a) Non-income producing security.
(b)  The cost of investments for federal income tax purposes is $49,063,139 resulting in gross unrealized appreciation and depreciation of $6,390,840 and $5,009,018 respectively, or net unrealized appreciation of $1,381,822.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest.  Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2010:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$35,693,688	$-	$-	$35,693,688
Corporate Bonds & Notes	-	12,214,570	-	12,214,570
U.S. Government Agencies	-	4,782,711	-	4,782,711
Certificates of Deposit	-	190,025	-	190,025
Short-Term Obligation	-	1,252,541	-	1,252,541
Total	$35,693,688	$18,439,847	$-	$54,133,535

*All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2010:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$50,391,867	$-	$-	$50,391,867
Short-Term Obligation	-	53,094	-	53,094
Total	$50,391,867	$53,094	$-	$50,444,961

*All sub-categories within common stocks represent level 1 evaluation status.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds may write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 22, 2010

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 22, 2010